Annual Fund Operating Expenses	Sep. 30, 2020
Eaton Vance California Municipal Opportunities Fund
Operating Expenses:
 Interest Expense	0.01%
 Expenses other than Interest Expense	0.08%
Eaton Vance California Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.72%
Eaton Vance California Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.47%
Eaton Vance California Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance Massachusetts Municipal Income Fund
Operating Expenses:
 Interest Expense	0.03%
 Expenses other than Interest Expense	0.13%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.71%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.46%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.51%
Eaton Vance National Municipal Income Fund
Operating Expenses:
 Interest Expense	0.05%
 Expenses other than Interest Expense	0.08%
Eaton Vance National Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.69%
Eaton Vance National Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.44%
Eaton Vance National Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.44%
Eaton Vance New York Municipal Income Fund
Operating Expenses:
 Interest Expense	none
 Expenses other than Interest Expense	0.11%
Eaton Vance New York Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance New York Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance New York Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance Ohio Municipal Income Fund
Operating Expenses:
 Interest Expense	0.07%
 Expenses other than Interest Expense	0.13%
Total Annual Fund Operating Expenses	0.76%
Eaton Vance Ohio Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Eaton Vance Ohio Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.51%
Eaton Vance Ohio Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.36%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.56%